Repurchases and Issuance of Units (Details Narrative) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Jan. 11, 2018 USD ($) shares	Feb. 28, 2019 USD ($)	Feb. 28, 2019 shares	Apr. 09, 2021 USD ($)	May 21, 2021 USD ($)	Jul. 30, 2022 USD ($)	Nov. 18, 2016 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 18, 2019 shares	Dec. 31, 2018 shares	Dec. 24, 2018 USD ($) shares	Dec. 31, 2017 shares
Net proceeds from the issuance of common units								$ 0	$ 198,495	$ 2,231
Net proceeds from the issuance of units									202,651	2,278
Compensation expense from restricted common units								154	523	946
Proceeds from Partnership Contribution								$ 0	$ 9,960	47
Restricted common units outstanding | shares								1,001	42,916
Estimated compensation cost related to non-vested restricted common units								$ 4
Restricted Stock Units (RSUs) [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited | shares								12,699
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures | shares								259
Directors and officers | Restricted Stock [Member] | Upon the NNA Merger [Member] | Share-based awards, 2018 [Member]
Shares conversion rate								0.1275
Compensation expense from restricted common units								$ 42	$ 32
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares												129,269
Restricted common units outstanding | shares								8,116
Directors and officers | Restricted Stock [Member] | Upon the NNA Merger [Member] | Share-based awards, 2017 [Member]
Shares conversion rate								0.1275
Compensation expense from restricted common units								$ 0	37
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares														118,328
Restricted common units outstanding | shares								3,727
Authorized December 2019 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares											4,000
Compensation expense from restricted common units								$ 10	18	35
Authorized February 2019 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares			25,396
Compensation expense from restricted common units								23	63	116
Authorized December 2018 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares													97,633
Compensation expense from restricted common units								79	187	348
Authorized December 2017 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares	91,336
Compensation expense from restricted common units								$ 0	$ 186	$ 447
Limited Partner [Member] | Upon the NMCI Merger Agreement [Member] | Navios Containers [Member]
Common units issued | shares								8,133,452
Shares conversion rate								0.39
Limited Partner [Member] | Upon the NNA Merger Agreement [Member] | Navios Containers [Member]
Common units issued | shares								3,388,226
Shares conversion rate								0.1275
General Partner [Member] | Upon the NMCI Merger Agreement [Member]
General partnership units issued | shares								165,989
Net proceeds from the issuance of units								$ 3,911
General Partner [Member] | Upon the NNA Merger Agreement [Member]
Common units issued | shares								69,147
Net proceeds from the issuance of units								$ 1,893
General Partner [Member] | Authorized February 2019 [Member]
Restricted common units granted | shares			518
Proceeds from Partnership Contribution		$ 8
General Partner [Member] | Authorized December 2018 [Member]
Restricted common units granted | shares													1,993
Proceeds from Partnership Contribution													$ 27
General Partner [Member] | Authorized December 2017 [Member]
Restricted common units granted | shares	1,864
Proceeds from Partnership Contribution	$ 64
Common Unit Repurchase Program [Member]
Maximum aggregate offering price						$ 100,000
$110.0m Sales Agreement [Member] | Limited Partner [Member]
Maximum aggregate offering price					$ 110,000
Common units issued | shares									3,963,249
Net proceeds from the issuance of common units									$ 103,691
$110.0m Sales Agreement [Member] | General Partner [Member]
General partnership units issued | shares									80,883
Description of the scope of th issuance									in order to maintain its 2.0% ownership interest
Net proceeds from the issuance of units									$ 2,172
$75.0m Sales Agreement [Member] | Limited Partner [Member]
Maximum aggregate offering price				$ 75,000
Common units issued | shares									2,437,624
Net proceeds from the issuance of common units									$ 73,117
$75.0m Sales Agreement [Member] | General Partner [Member]
General partnership units issued | shares									49,747
Description of the scope of th issuance									in order to maintain its 2.0% ownership interest
Net proceeds from the issuance of units									$ 1,530
Continuous Offering Program Sales Agreement [Member] | Limited Partner [Member]
Maximum aggregate offering price							$ 25,000
Common units issued | shares									1,286,857
Net proceeds from the issuance of common units									$ 23,918
Continuous Offering Program Sales Agreement [Member] | General Partner [Member]
General partnership units issued | shares									26,265
Description of the scope of th issuance									in order to maintain its 2.0% ownership interest
Net proceeds from the issuance of units									$ 501